UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Investment Company Act file number: 811-08659

The Henssler Funds Inc.

(Exact name of registrant as specified in charter)

3735 Cherokee Street, Kennesaw, Georgia 30144

(Address of principal executive offices) (Zip code)

Gene W. Henssler, 3735 Cherokee Street, Kennesaw, Georgia 30144

(Name and Address of Agent for Service)

With copy to:

Reinaldo Pascual, Esq.

Paul, Hastings, Janofsky & Walker LLP

600 Peachtree Street, N.E., Suite 2400

Atlanta, Georgia 30308

Registrant’s Telephone Number, including Area Code: (800) 936-3863

Date of fiscal year end: April 30

Date of reporting period: May 1, 2011 - October 31, 2011

Item 1.   Reports to Stockholders.

SEMI-ANNUAL REPORT OCTOBER 31, 2011 (Unaudited) THE HENSSLER EQUITY FUND 3735 CHEROKEE STREET KENNESAW, GEORGIA 30144 1-800-936-3863 WWW.HENSSLER.COM

1	SEMI-ANNUAL REPORT | OCTOBER 31, 2011

SHAREHOLDER LETTER
October 31, 2011 (Unaudited)

Dear Fellow Shareholders:

Thank you for investing in The Henssler Equity Fund (“The Fund”). The Henssler Equity Fund believes that its focus on the fundamentals of the businesses it invests in results in the purchase of above-average, high-quality securities with strong growth potential.

If you would like to obtain periodic information regarding The Fund, we encourage you to visit our website at www.henssler.com. You may review The Henssler Equity Fund link as often as you like, as we update information regularly. Through our website each quarter, we provide details on our top 10 holdings, industry allocation and other statistics. The website also provides media appearance information and links to articles featuring commentary and insight from The Fund’s management team.

The Henssler Equity Fund is more than 13 years old since we started on June 10, 1998. On behalf of our board of directors and management team, we thank many of you who invested in The Fund from its very beginning. We will continue to focus our best efforts on The Henssler Equity Fund.

Yours very truly,

Gene W. Henssler, Ph.D.	Theodore L. Parrish, CFA*
Co-Manager	Co-Manager

This report is intended for shareholders of The Fund. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus that contains important information including risks, investment objectives, charges and expenses. The Fund’s prospectus is available, without charge, upon request by calling toll-free 1-800-936- 3863. Please read and consider this information carefully before you invest or send money.

*	CFA Institute mark is a trademark owned by the CFA Institute.

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MANAGEMENT’S DISCUSSION ON FUND PERFORMANCE
October 31, 2011 (Unaudited)

Because of our strong investment performance through October 31, 2011, our overall Morningstar Rating was four (4) stars by Morningstar when rated against 1,617 Large Cap Blend Funds. Morningstar proprietary ratings reflect historical risk-adjusted performance as of October 31, 2011. The overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and 10-year Morningstar Rating metrics.(1)

Quality stocks have continued to hold up well in these volatile markets. Our investment strategy remains intact. Currently, we are slightly over-weighted in Consumer Staples, Materials, Industrials, and Information Technology. Since the last report, we initiated new positions in British American Tobacco ADR, Washington Real Estate Investment Trust, Vodafone Group Plc ADR, Avon Products Inc., and Becton, Dickinson and Co.

While adding those new quality stocks, we also eliminated several positions. Stocks that we sold from The Fund during the last six months include Bank of New York Mellon Corp.; Cisco Systems, Inc.; The Gap, Inc.; Lowe’s Companies, Inc., Wells Fargo & Company; iShares Dow Jones U.S. Regional Bank Index, and Varian Medical Systems. We are confident that our decisions enhanced the quality of The Fund and will contribute positively to its performance over the long term.

(1)

Morningstar proprietary ratings reflect historical risk-adjusted performance as of October 31, 2011. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and 10-year (if applicable) Morningstar Rating metrics. The Henssler Equity Fund was rated against the following numbers of U.S.-domiciled Large Blend funds over the following time periods: 1,617 funds in the last three years, 1,378 funds over the past five-years and 825 funds over the past 10 years. With respect to these Large Blend funds, The Henssler Equity Fund received a Morningstar Rating of two stars for the three-year period, five stars for the five-year period and four stars for the 10-year period. The Henssler Equity Fund received an overall Morningstar rating of four stars. Past performance is no guarantee of future results.

3	SEMI-ANNUAL REPORT | OCTOBER 31, 2011

MANAGEMENT’S DISCUSSION ON FUND PERFORMANCE
October 31, 2011 (Unaudited)

Performance of Hypothetical $10,000 Initial Investment

For the Period June 10, 1998 (inception of fund) to October 31, 2011

The graph assumes an initial $10,000 investment at June 10, 1998. All dividends and distributions are reinvested.

Average Annual Total Return

For the Period ended October 31, 2011

	One Year	Five Year	Ten Year	Since Inception	Investment Value Assuming $10,000 Investment at June 10, 1998(1)	Total Expense Ratio(3)
The Henssler Equity Fund – Investor Class	6.40%	1.67%	4.10%	4.29%	$17,552	1.27%
The S&P 500 Index(4)	8.09%	0.25%	3.69%	2.70%	$14,291

	One Month	Three Month	Since Inception	Investment Value Assuming $10,000 Investment at June 15, 2011(2)	Total Expense Ratio(3)
The Henssler Equity Fund – Institutional Class	10.28%	-2.29%	-0.21%	$9,979	0.80%
The S&P 500 Index(4)	10.93%	-2.47%	-0.22%	$9,978

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MANAGEMENT’S DISCUSSION ON FUND PERFORMANCE
October 31, 2011 (Unaudited)

(1)	The Henssler Equity Fund – Investor Class began operation on June 10, 1998.
(2)	The Henssler Equity Fund – Institutional Class began operation on June 15, 2011.
(3)	The Fund’s total expense ratio as of October 31, 2011. In The Fund’s prospectus dated August

29, 2011, the total expense ratio is 1.29% and 0.79%, respectively. The Fund bears a pro rata share of the fees and expenses of the other funds in which each fund invests (“Acquired Funds”). The operating expenses in the prospectus may not correlate to the expense ratio in The Fund’s financial statements (or the financial highlights of this prospectus) because the financial statements include only the direct operating expenses incurred by The Fund, not the indirect costs of investing in the Acquired Funds.

(4)

The S&P 500 Index by Standard and Poor’s Corp. is unmanaged, capitalization-weighted index comprising of 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on fund distributions or redemption of fund shares. The performance data quoted represents past performance. Past performance cannot guarantee future results, and current performance may be lower or higher than the performance quoted. Both the return from and the principal value of an investment in The Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance as of the most recent-month end, please contact 1-800-936-3863.

5	SEMI-ANNUAL REPORT | OCTOBER 31, 2011

EXPENSES
October 31, 2011 (Unaudited)

As a shareholder of The Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees and other fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in The Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of May 1, 2011 to October 31, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on The Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not The Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in The Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

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EXPENSES
October 31, 2011 (Unaudited)

	Beginning Account Value 5/1/11	Ending Account Value 10/31/11	Expenses Paid During period 5/1/11 to 10/31/11(1)	Expense Ratio(2)
Investor Class
Actual Fund Return	$1,000.00	$926.90	$6.15	1.27%
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,018.75	$6.44	1.27%

Institutional Class(3)
Actual Fund Return	$1,000.00	$997. 90	$3.04	0.80%
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,021.11	$4.06	0.80%

(1)

Expenses are equal to The Fund’s annualized expense ratio multiplied by the average account values over the period, multiplied by the number of days in the most recent fiscal half year (184), then divided by 366.

(2)	Annualized.
(3)	The Henssler Equity Fund began offering Institutional Class shares on June 15, 2011.

7	SEMI-ANNUAL REPORT | OCTOBER 31, 2011

TOP TEN HOLDINGS & ASSET ALLOCATION
October 31, 2011 (Unaudited)

Top Ten Holdings* (Percentage of Total Net Assets)

Apple, Inc.	3.44%
Apache Corp.	3.30%
International Business Machines Corp.	3.26%
Church & Dwight Co., Inc.	2.83%
Materials Select Sector SPDR® Fund	2.78%
Tiffany & Co.	2.73%
Emerson Electric Co.	2.58%
Oracle Corp.	2.56%
T Rowe Price Group, Inc.	2.52%
Exxon Mobil Corp.	2.44%
28.44%

Asset Allocation* (Percentage of Total Net Assets)

Consumer, Non-Cyclical	27.24%
Technology	18.60%
Industrial	12.71%
Energy	11.52%
Financial	9.83%
Consumer, Cyclical	9.59%
Exchange Traded Funds	5.93%
Communications	2.94%
Cash & Cash Equivalents	1.64%
100.00%

*	These allocations may not reflect the current or future position of The Fund.

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SCHEDULE OF INVESTMENTS
October 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.43%

Communications - 2.94%
Media - 1.58%
The Walt Disney Co.	87,825	$3,063,336

Telecommunications - 1.36%
Vodafone Group PLC - ADR	95,000	2,644,800

Total Communications		5,708,136

Consumer, Cyclical - 9.59%
Apparel - 2.20%
VF Corp.	30,900	4,270,998

Retail - 7.39%
Hypermarkets and Super Centers - 1.71%
Costco Wholesale Corp.	40,000	3,330,000

Restaurants - 2.95%
Darden Restaurants, Inc.	60,500	2,896,740
McDonald’s Corp.	30,500	2,831,925

		5,728,665

Specialty Stores - 2.73%
Tiffany & Co.	66,500	5,302,045

Total Retail		14,360,710

Total Consumer, Cyclical		18,631,708

Consumer, Non-Cyclical - 27.24%
Agriculture - 3.33%
Archer-Daniels-Midland Co.	132,550	3,835,997
British American Tobacco PLC - ADR	28,500	2,629,125

		6,465,122

Beverages - 1.68%
PepsiCo, Inc.	51,975	3,271,826

Biotechnology - 2.17%
Celgene Corp.(1)	65,100	4,220,433

Commercial Services - 2.37%
MasterCard, Inc. - Class A	13,250	4,600,930

9	SEMI-ANNUAL REPORT | OCTOBER 31, 2011

SCHEDULE OF INVESTMENTS
October 31, 2011 (Unaudited)

	Shares	Value
Cosmetics/Personal Care - 3.01%
Avon Products, Inc.	129,500	$2,367,260
The Procter & Gamble Co.	54,300	3,474,657

		5,841,917

Food - 2.06%
HJ Heinz Co.	75,000	4,008,000

Healthcare Products - 2.15%
Becton Dickinson and Co.	23,450	1,834,494
Stryker Corp.	48,800	2,338,008

		4,172,502

Healthcare Services - 1.92%
UnitedHealth Group, Inc.	77,600	3,724,024

Household Products/Wares - 5.01%
Church & Dwight Co., Inc.	124,300	5,491,574
Kimberly-Clark Corp.	61,000	4,252,310

		9,743,884

Pharmaceuticals - 3.54%
Novartis AG - ADR	49,645	2,803,453
Teva Pharmaceutical Industries, Ltd. - ADR	99,575	4,067,639

		6,871,092

Total Consumer, Non-Cyclical		52,919,730

Energy - 11.52%
Oil & Gas - 11.52%
Apache Corp.	64,300	6,406,209
Chevron Corp.	39,700	4,170,485
Diamond Offshore Drilling, Inc.	44,040	2,886,382
Exxon Mobil Corp.	60,814	4,748,965
Murphy Oil Corp.	75,450	4,177,667

		22,389,708

Total Energy		22,389,708

Financial - 9.83%
Banks - 1.59%
Cullen/Frost Bankers, Inc.	63,000	3,089,520

Diversified Financial Services - 4.51%
IntercontinentalExchange, Inc.(1)	29,750	3,863,930
T Rowe Price Group, Inc.	92,600	4,892,984

		8,756,914

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SCHEDULE OF INVESTMENTS
October 31, 2011 (Unaudited)

	Shares	Value
Insurance - 2.82%
Aflac, Inc.	51,900	$2,340,171
The Travelers Cos., Inc.	53,975	3,149,441

		5,489,612

REITS - 0.91%
Washington Real Estate Investment Trust	61,000	1,766,560

Total Financial		19,102,606

Industrial - 12.71%
Aerospace/Defense - 2.16%
Northrop Grumman Corp.	35,300	2,038,575
The Boeing Co.	32,850	2,161,201

		4,199,776

Electrical Components & Equipment - 2.58%
Emerson Electric Co.	104,000	5,004,480

Engineering & Construction - 0.92%
Fluor Corp.	31,500	1,790,775

Miscellaneous Manufacturers - 5.63%
3M Co.	31,500	2,489,130
General Electric Co.	249,735	4,173,072
Illinois Tool Works, Inc.	88,100	4,284,303

		10,946,505

Transportation - 1.42%
CH Robinson Worldwide, Inc.	39,730	2,758,454

Total Industrial		24,699,990

Technology - 18.60%
Computers - 8.27%
Accenture PLC - Class A	50,800	3,061,208
Apple, Inc.(1)	16,500	6,678,870
International Business Machines Corp.	34,285	6,330,040

		16,070,118

Semiconductors - 3.67%
Intel Corp.	128,500	3,153,390
QUALCOMM, Inc.	77,150	3,980,940

		7,134,330

Software - 6.66%
ANSYS, Inc.(1)	83,200	4,522,752
Microsoft Corp.	128,965	3,434,338

11	SEMI-ANNUAL REPORT | OCTOBER 31, 2011

SCHEDULE OF INVESTMENTS
October 31, 2011 (Unaudited)

	Shares	Value
Oracle Corp.	151,950	$4,979,401

		12,936,491

Total Technology		36,140,939

TOTAL COMMON STOCKS (COST $139,325,396)		179,592,817

EXCHANGE TRADED FUNDS - 5.94%
Exchange Traded Funds - 5.94%
Consumer Discretionary Select Sector SPDR® Fund	25,000	976,500
Energy Select Sector SPDR® Fund	25,000	1,740,000
Industrial Select Sector SPDR® Fund	58,000	1,936,620
iShares® Dow Jones U.S. Insurance Index Fund	50,000	1,477,000
Materials Select Sector SPDR® Fund	156,950	5,400,649

		11,530,769

TOTAL EXCHANGE TRADED FUNDS (COST $10,381,555)		11,530,769

SHORT TERM INVESTMENTS - 1.90%
Fifth Third Institutional Money Market Fund, 7-day Yield 0.04%	3,693,650	3,693,650

TOTAL SHORT TERM INVESTMENTS (COST $3,693,650)		3,693,650

TOTAL INVESTMENTS (100.27%) (COST $153,400,601)		194,817,236

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.27%)		(520,781)

TOTAL NET ASSETS (100.00%)		$194,296,455

(1)	Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German acronym on company names meaning Public Company.

Ltd. - Limited.

PLC - Public Limited Company.

REITS - Real Estate Investment Trusts.

SPDR - Standard & Poor’s 500 Depositary Receipt.

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STATEMENT OF ASSETS & LIABILITIES
October 31, 2011 (Unaudited)

ASSETS:
Investments, at value (Cost $153,400,601)	$194,817,236
Receivables:
Fund shares sold	48,098
Dividends and interest	148,257
Prepaid and Other Assets	14,531

Total Assets	195,028,122

LIABILITIES:
Payables:
Investment securities purchased	464,758
Fund shares redeemed	80,195
Operating service fees due to adviser	96,926
Advisory fees due to adviser	78,262
Officers’ fees	7,663
Directors’ fees	3,863

Total Liabilities	731,667

Net Assets	$194,296,455

NET ASSETS CONSIST OF:
Common Stock	$1,344
Paid-in capital	152,859,940
Accumulated undistributed net investment income	1,507,215
Accumulated net realized loss on investments	(1,488,679)
Net unrealized appreciation on investments	41,416,635

Net Assets	$194,296,455

Investor Class:
Net Asset Value, offering and redemption price per share	$14.45
Net Assets	$157,698,312
Shares of common stock outstanding of $0.0001 value per share, 100,000,000 shares authorized (Note 1)	10,915,465

Institutional Class:
Net Asset Value, offering and redemption price per share	$14.47
Net Assets	$36,598,143
Shares of common stock outstanding of $0.0001 value per share, 100,000,000 shares authorized (Note 1)	2,528,406

The accompanying notes are an integral part of these financial statements.

13	SEMI-ANNUAL REPORT | OCTOBER 31, 2011

STATEMENT OF OPERATIONS
For the Six Months Ended October 31, 2011 (Unaudited)

INVESTMENT INCOME:
Interest	$657
Dividends (net of foreign withholding taxes of $3,263)	1,664,178

Total Investment Income	1,664,835

EXPENSES:
Operating service fees	601,346
Advisory fees	441,469
CCO compensation fees	30,163
Insurance fees	11,044
Directors’ fees	16,148
Miscellaneous fees	1,720

Total Expenses	1,101,890

Net Investment Income	562,945

Realized and Unrealized Loss on Investments:
Net realized loss on investment securities	(1,364,388)
Net change in unrealized depreciation on investment securities	(10,634,567)

Net loss on investment securities	(11,998,955)

Net Decrease in Net Assets Resulting from Operations	$(11,436,010)

The accompanying notes are an integral part of these financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended October 31, 2011 (Unaudited)	For the Year Ended April 30, 2011
FROM OPERATIONS:
Net investment income	$562,945	$944,273
Net realized gain/(loss) on investment securities	(1,364,388)	6,507,090
Net change in unrealized appreciation/(depreciation) on investments	(10,634,567)	13,523,689
Net Increase/(Decrease) in Net Assets From Operations	(11,436,010)	20,975,052

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	–	(730,377)
Total Distributions	–	(730,377)

CAPITAL SHARE TRANSACTIONS (Note 2):
Investor Class
Shares sold	13,976,463	35,657,670
Shares issued in reinvestment of distributions	–	667,311
Cost of shares redeemed	(32,799,862)	(21,508,842)
Net increase from share transactions	(18,823,399)	14,816,139

Institutional Class
Shares sold	34,582,881	–
Cost of shares redeemed	(775,334)	–
Net increase from share transactions	33,807,547	–

Net increase in Net Assets From Capital Share Transactions	14,984,148	14,816,139

Net Increase in Net Assets	3,548,138	35,060,814

NET ASSETS:
Beginning of period	190,748,317	155,687,503
End of period*	$194,296,455	$190,748,317

*Includes accumulated undistributed Net Investment Income of:	$1,507,215	$944,270

The accompanying notes are an integral part of these financial statements.

15	SEMI-ANNUAL REPORT | OCTOBER 31, 2011

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	Investor Class
	For the Six Months Ended October 31, 2011 (Unaudited)	For the Year Ended April 30, 2011	For the Year Ended April 30, 2010	For the Year Ended April 30, 2009	For the Year Ended April 30, 2008	For the Year Ended April 30, 2007
PER SHARE COMMON SHARE OPERATING PERFORMANCE:
Net Asset Value - Beginning of Period	$15.59	$13.90	$10.14	$15.05	$16.22	$14.99
Income from Investment Operations:
Net investment income(1)	0.05	0.08	0.07	0.11	0.07	0.07
Net realized and unrealized gain/(loss) on investments(1)	(1.19)	1.67	3.77	(4.85)	0.27	1.79
Total Income/(Loss) from Investment Operations	(1.14)	1.75	3.84	(4.74)	0.34	1.86

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	–	(0.06)	(0.08)	(0.01)	(0.06)	(0.14)
Net realized gains on investments	–	–	–	(0.16)	(1.45)	(0.49)
Total Distributions	–	(0.06)	(0.08)	(0.17)	(1.51)	(0.63)
Net Asset Value - End of Period	$14.45	$15.59	$13.90	$10.14	$15.05	$16.22

Total Return	(7.31)%(2)	12.65%	37.98%	(31.49)%	1.94%	12.57%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of Period (000s)	$157,698	$190,748	$155,688	$82,194	$110,630	$116,356
Ratios of expenses to average net assets	1.27%(3)	1.27%	1.28%	1.29%	1.28%	1.31%
Ratio of net investment income to average net assets	0.64%(3)	0.59%	0.61%	0.91%	0.42%	0.48%
Portfolio turnover rate	18%(2)	24%	15%	35%	53%	23%

(1)	Per share amounts calculated based on the average daily shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.

The accompanying notes are an integral part of these financial statements.

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FINANCIAL HIGHLIGHTS
October 31, 2011

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

Institutional Class

For the Period June 15, 2011 (inception) to October 31, 2011 (Unaudited)
PER SHARE COMMON SHARE OPERATING PERFORMANCE:
Net Asset Value - Beginning of Period	$14.51
Income from Investment Operations:
Net investment income(1)	0.02
Net realized and unrealized loss on investments(1)	(0.06)
Total Loss from Investment Operations	(0.04)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	–
Net realized gains on investments	–
Total Distributions	–
Net Asset Value - End of Period	$14.47

Total Return	(0.21)%(2)

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of Period (000s)	$36,598
Ratios of expenses to average net assets	0.80%(3)
Ratio of net investment income to average net assets	0.48%(3)
Portfolio turnover rate	18%(2)(4)

(1)	Per share amounts calculated based on the average daily shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated at the Fund level and represents the six months ended October 31, 2011.

The accompanying notes are an integral part of these financial statements.

17	SEMI-ANNUAL REPORT | OCTOBER 31, 2011

NOTES TO THE FINANCIAL STATEMENTS
October 31, 2011 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Henssler Funds, Inc. (the “Company”) was incorporated under the laws of the state of Maryland on February 12, 1998, and consists solely of The Henssler Equity Fund (“The Fund”). The Company is registered as a no-load, open-end diversified management investment company of the series type under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company has an authorized capital of 500,000,000 shares, classified as shares of common stock with a par value of $.0001 per share; 100,000,000 shares of which have been classified as shares of common stock of The Fund. The Fund offers Investor Class and Institutional Class shares. The Institutional Class commenced operations on June 15, 2011. The Fund’s investment strategy is to seek growth of capital.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

The following is a summary of significant accounting policies consistently followed by The Fund.

a) Investment Valuation – Equity securities including common stocks and exchange traded funds that are listed on a national securities exchange or quoted on the NASDAQ National Market System are valued at the last sale price on the day the valuation is made or, if no sale is reported, at the latest bid price and are classified as Level 1 of the fair value hierarchy. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 of the hierarchy. Valuations of variable and fixed income securities supplied by independent pricing services approved by The Fund’s Board of Directors (the “Board”) are classified as Level 2 of the hierarchy. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by or under the direction of the Board and would be classified as Level 2 or 3 within the hierarchy, depending on the inputs used. Securities with maturities of sixty (60) days or less are valued at amortized cost. See Fair Value Measurements and Disclosures section in the notes for additional information used to value The Fund’s investments.

b) Federal Income Taxes – For federal income tax purposes, The Fund currently qualifies, and intends to remain qualified, as a Regulated Investment Company (“RIC”) under the provisions of Subchapter M of the Internal Revenue Code by complying with the requirements applicable to RICs and by distributing substantially all of its investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to its shareholders. Accordingly, no provision for federal income or excise taxes has been made.

As of and during the six months ended October 31, 2011, the management has concluded that the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund recognizes the interest and penalties, if any, related to the unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Each of the Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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NOTES TO THE FINANCIAL STATEMENTS
October 31, 2011 (Unaudited)

c) Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions to shareholders are recorded on the ex-dividend date.

d) Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

e) Reclassifications – Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

f) Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to The Fund, and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with The Fund’s understanding of the applicable country’s tax rules and rates.

Expenses that are specific to a class of shares of The Fund are charged directly to the share class. The Fund’s realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets.

g) Fair Value Measurements and Disclosures – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of The Fund’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

19	SEMI-ANNUAL REPORT | OCTOBER 31, 2011

NOTES TO THE FINANCIAL STATEMENTS
October 31, 2011 (Unaudited)

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including The Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$179,592,817	$–	$–	$179,592,817
Exchange Traded Funds	11,530,769	–	–	11,530,769
Short Term Investments	3,693,650	–	–	3,693,650
TOTAL	$194,817,236	$–	$–	$194,817,236

*	See Schedule of Investments of industry classification.

There were no transfers into or out of Levels 1 and 2 during the six months ended October 31, 2011.

For the six months ended October 31, 2011, The Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. The Fund did not hold derivative instruments at any time during the period.

2. CAPITAL SHARE TRANSACTIONS

Transactions in shares of The Fund were as follows:

	For the Six Months Ended October 31, 2011 (Unaudited)	For the Year Ended April 30, 2011
Investor Class:
Shares Sold	957,059	2,542,131
Shares Issued in Reinvestment of Distributions	–	46,213
Less Shares Redeemed	(2,277,242)	(1,549,529)
Net Increase/(Decrease)	(1,320,183)	1,038,815

Institutional Class:
Shares Sold	2,581,514	–
Shares Issued in Reinvestment of Distributions	–	–
Less Shares Redeemed	(53,108)	–
Net Increase	2,528,406	–

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NOTES TO THE FINANCIAL STATEMENTS
October 31, 2011 (Unaudited)

3. FEDERAL INCOME TAXES AND DISTRIBUTIONS

Unrealized Appreciation and Depreciation on Investments (Tax Basis)

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at October 31, 2011 were as follows:

Gross unrealized appreciation for all investments in which there was an excess of value over tax cost	$44,293,948
Gross unrealized (depreciation) for all investments in which there was an excess of tax cost over value	(3,044,456)
Net unrealized appreciation	$41,249,492
Tax Cost	$153,567,744

The differences between book and tax net unrealized appreciation are wash sale loss deferrals.

Classifications of Distributions

Net investment income/(loss) and net realized capital gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized capital gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized capital gain was recorded by The Fund. For the fiscal year ended April 30, 2011, The Fund did not record any reclassifications due to permanent book to tax differences.

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. The Fund did not pay any distributions during the six months ended October 31, 2011. The tax character of the distributions paid by The Fund for the fiscal year ended April 30, 2011 were as follows:

Distributions paid from:	2011
Ordinary Income	$730,377
Total	$730,377

Capital Loss Carryforwards: At April 30, 2011, The Fund had available for Federal income tax purposes unused capital losses of $55,425, which expire April 30, 2018. Capital loss carryforwards are available to offset future realized capital gains. To the extent that this carryforward is used to offset future capital gains, it is probable that the amount will not be distributed to shareholders.

4. ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with Henssler Asset Management, LLC (the “Adviser”) to provide investment management services to The Fund. Pursuant to the Advisory Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.50% as applied to The Fund’s daily net assets.

21	SEMI-ANNUAL REPORT | OCTOBER 31, 2011

NOTES TO THE FINANCIAL STATEMENTS
October 31, 2011 (Unaudited)

The amounts of expenses paid to the Adviser are reflected in the Statement of Operations and the amount of current liability is reflected in the Statement of Assets and Liabilities.

The Fund has entered into an Operating Service Agreement (the “Servicing Agreement”) with the Adviser to provide or arrange for day-to-day operational services to The Fund. Under the Servicing Agreement, the Adviser provides all of The Fund’s day-to-day operational services, excluding cost of brokerage, interest, taxes, litigation, independent directors’ fees and expenses, independent directors’ legal fees, premiums for directors’ liability insurance covering The Fund’s independent directors, The Fund’s allocable share of the salary and related costs for The Fund’s chief compliance officer, and extraordinary expenses. The Fund’s independent directors are each paid an annual fee of $8,000 per year, together with such directors’ actual out-of-pocket expenses associated with attendance at meetings. The annual fees are payable in four equal quarterly installments and are paid as of each quarterly meeting of the Board of Directors of The Fund. Pursuant to the Servicing Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.70% as applied to The Fund’s daily net assets. The amounts of expenses paid to the Adviser as Operating Services Fees are reflected in the Statement of Operations and the amount of current liability is reflected in the Statement of Assets and Liabilities.

The Fund and the Adviser have entered into a Fund Accounting and Administration Agreement with ALPS Fund Services, Inc. to provide day-to-day operational services to The Fund including, but not limited to administrative, bookkeeping and pricing services.

The Fund and the Adviser have entered into a Transfer Agency and Service Agreement with ALPS Fund Services, Inc. to provide day-to-day operational services to The Fund including, but not limited to transfer agent, dividend disbursing and record keeping services.

The Fund has entered into a Distribution Agreement with ALPS Distributors, Inc. to provide distribution services to The Fund. ALPS Distributors, Inc. serves as underwriter/distributor of shares of The Fund.

Certain directors and officers of The Fund are directors and officers of the Adviser.

5. INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, excluding short-term investments and U.S. government obligations, by The Fund for the six months ended October 31, 2011, were as follows:

Purchases	$47,208,302
Sales	$31,953,386

6. REVOLVING LINE OF CREDIT

The Fund has a $10,000,000 Revolving Credit Agreement with Fifth Third Bank. Borrowings under this arrangement are secured by investments held in The Fund’s portfolio and bear interest at the Federal Funds Rate of Fifth Third Bank in effect on the day the loan is made plus 1.50%. As of October 31, 2011, there was no outstanding balance and there were no borrowings made during the six months ended October 31, 2011.

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NOTES TO THE FINANCIAL STATEMENTS
October 31, 2011 (Unaudited)

7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of The Fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2011, the following entities owned beneficially 25% or greater of the Fund’s outstanding shares. The shares are held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately).

Class	Name	Percentage
Investor	Taynik & Co.	36.07%
Institutional	Massachusetts Mutual Life Insurance	68.01%

8. SUBSEQUENT EVENTS

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of October 31, 2011.

23	SEMI-ANNUAL REPORT | OCTOBER 31, 2011

ADDITIONAL INFORMATION
October 31, 2011 (Unaudited)

1. N-Q DISCLOSURE

The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q. For The Fund this would be for the fiscal quarters ending July 31st and January 31st. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

2. PROXY PROCEDURES

The Company has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio votes proxies related to securities held by the Portfolio. A description of the Company’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Company toll-free at 1-800-936-3863 and (ii) on the SEC’s website at www.sec.gov. In addition, The Fund will be required to file a Form N-PX, with its complete voting record for the 12 months ended June 30th, no later than August 31st of each year. Once filed, the Company’s Form N-PX will be available (i) without charge, upon request, by calling the Company toll-free at 1-800-936-3863 and (ii) on the SEC’s website at www.sec.gov.

3. DIRECTORS AND OFFICERS

The business affairs of The Fund are managed under the direction of The Fund’s Board of Directors in accordance with the laws of the State of Maryland. Information pertaining to the Directors and Officers of The Fund is included in the Company’s Annual Report for the fiscal year ended April 30, 2011. Directors who are not deemed to be “interested persons” of The Fund, as defined in the 1940 Act, are referred to as “Independent Directors.” The Fund’s Statement of Additional Information includes additional information about The Fund’s Board of Directors and is available, without charge, upon request by calling toll-free 1-800-936-3863.

4. BOARD CONSIDERATIONS RELATING TO THE INVESTMENT ADVISORY AGREEMENT

The Independent Directors of The Fund met on June 24, 2011, to review the Advisory Agreement and various information requested from and provided by the Adviser. The Board then discussed the factors considered by the Independent Directors including, without limitation, the following:

(i) The nature, extent and quality of the services provided by the Adviser. In this regard, the Board reviewed in detail the nature, extent and quality of services provided by the Adviser under the Advisory and Operating Services Agreements. The Board noted that these services include, among other things, furnishing a continuous investment program for The Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of The Fund. The Board considered that the Adviser provides, or arranges for the provision of, transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for The Fund’s operation. The Board also considered the

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ADDITIONAL INFORMATION
October 31, 2011 (Unaudited)

Adviser’s operational capabilities and resources, and its experience in serving as investment adviser to The Fund. In particular, the Board considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Adviser, including those individuals responsible for portfolio management. The Board also considered that the Adviser provides, at its own expense, office facilities and equipment for use by The Fund and supervisory personnel responsible for supervising and monitoring The Fund’s service providers. The Board also considered that the Adviser pays for the compensation of officers of The Fund who are also officers or employees of the Adviser, except as may otherwise be determined by the Board. The Board expressed that they were kept well informed of the Adviser’s activities and were pleased with the current amount of information provided by the Adviser.

Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser in view of The Fund under the Advisory and Operating Services Agreements were reasonable and appropriate in relation to the fees paid to the Adviser.

(ii) The investment performance of The Fund and Adviser. In this regard, the Board reviewed the performance of The Fund on both an absolute basis, and in comparison to The Fund’s peer group as classified by Lipper. The Board also considered the consistency of the Adviser’s management of The Fund with The Fund’s investment objective and policies (i.e., no “style drift”), and the long-term performance of The Fund. Following further consideration and discussion of the foregoing information, the Board concluded that the investment performance of The Fund and the Adviser was satisfactory. While performance was currently lagging, the Board determined that the Adviser made investment decisions that were in line with the stated objectives and goals of The Fund.

(iii) The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with The Fund. In this regard, the Board considered the Adviser’s staffing, personnel and methods of operating; the financial condition and resources of the Adviser and the level of commitment to The Fund and the Adviser by the principals of the Adviser; the asset levels of The Fund, and the overall actual expenses of The Fund relative to the fees received by the Adviser under both the Advisory and Operating Services Agreements. The Board compared the fees and expenses of The Fund to other funds in its peer group in terms of the type of fund, the style of investment management and the nature of the investment strategy and markets invested in, among other factors. It was noted that some comparative funds listed were part of larger fund families that have the ability to leverage economies of scale and spread costs across all its funds. In addition, the Board discussed the overall profitability of the Adviser from managing The Fund, and took into consideration the direct and indirect benefits to the Adviser from advising The Fund. Following further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by The Fund were fair and reasonable. The Board also concluded that the Adviser’s profit from managing The Fund would likely not be excessive and, after discussing relevant financial information, the Adviser would have adequate capitalization and/or would maintain adequate profit levels to support The Fund.

(iv) The extent to which economies of scale would be realized as The Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors. In this regard, the Board considered the Fund’s fee arrangements with the Adviser, The Fund’s fee arrangements with other service providers and whether economies of scale would be realized by

25	SEMI-ANNUAL REPORT | OCTOBER 31, 2011

ADDITIONAL INFORMATION
October 31, 2011 (Unaudited)

The Fund at higher asset levels. The Board also assessed whether certain costs would increase if asset levels rise. The Board determined that with the history of The Fund since inception, and in consideration of an operating services arrangement in which the Adviser is responsible for Fund operating expenses, The Fund’s fee arrangements with the Adviser continue to benefit The Fund’s investors, and it would be premature to consider potential changes, if any, to the fee structure. In the event there were to be significant asset growth in The Fund, the Board determined to reassess whether the advisory fees appropriately took into account any economies of scale that had been realized as a result of that growth.

Based upon its evaluation of this information, materials and factors described above, the Independent Directors concluded for The Fund: (i) that the terms of the Investment Advisory Agreement were reasonable and fair; (ii) that they were satisfied with the Adviser’s services, personnel and investment strategy, and (iii) that it was in the best interest of The Fund and its investors to renew the Advisory Agreement.

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                     ADVISER

Henssler Asset Management, LLC

3735 Cherokee Street

Kennesaw, Georgia 30144

            DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

            CUSTODIAN

Fifth Third Bank, N.A.

38 Fountain Square Plaza

Cincinnati, Ohio 45263

TRANSFER, RECEPTION,

      AND DIVIDEND DISBURSING AGENT

ALPS Fund Services, Inc.

P.O. Box 8796

Denver, Colorado 80201

INDEPENDENT REGISTERED

      PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway

Suite 1100

Westlake, Ohio 44145-1594

      LEGAL COUNSEL

Paul Hastings, LLP

600 Peachtree Street NE

Suite 2400

Atlanta, Georgia 30308

Item 2.	Code of Ethics.

Not applicable to this report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies.

Not applicable.

Item 10.	Submission of Matters to Vote of Security Holders.

There has been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in

Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)	Not applicable.

(b)	The certifications by the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Henssler Funds Inc.

By:	/s/ Gene W. Henssler
(Principal Executive Officer)
President

Date:	January 9, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Henssler Funds Inc.

By:	/s/Gene W. Henssler
Gene W. Henssler (Principal Executive Officer)
President

Date:	January 9, 2012

By:	/s/ Patricia T. Henssler
(Principal Financial Officer)

Date:	January 9, 2012